YOKE CORE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 9.6%
Interactive Media & Services - 7.8%
Alphabet, Inc. - Class A	31,536	$12,135,053
Meta Platforms, Inc. - Class A	8,765	5,363,391
		17,498,444
Movies & Entertainment - 1.8%
TKO Group Holdings, Inc.	16,874	3,140,083
Warner Bros Discovery, Inc. (a)	38,661	1,045,780
		4,185,863
Total Communication Services		21,684,307

Consumer Discretionary - 13.9%
Apparel Retail - 3.6%
TJX Cos., Inc.	51,157	8,018,860

Apparel, Accessories & Luxury Goods - 2.4%
Tapestry, Inc.	37,474	5,435,229

Automotive Retail - 2.0%
AutoZone, Inc. (a)	1,216	4,504,100

Broadline Retail - 2.3%
Amazon.com, Inc. (a)	19,881	5,269,658

Home Improvement Retail - 3.6%
Home Depot, Inc.	11,376	3,740,429
Lowe's Cos., Inc.	17,863	4,265,506
		8,005,935
Total Consumer Discretionary		31,233,782

Consumer Staples - 6.0%
Consumer Staples Merchandise Retail - 1.3%
Costco Wholesale Corp.	1,451	1,472,083
Walmart, Inc.	11,810	1,558,093
		3,030,176
Household Products - 1.3%
Procter & Gamble Co.	19,512	2,870,020

Personal Care Products - 1.6%
Unilever PLC - ADR	59,366	3,501,407

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.8%
Coca-Cola Co.	52,798	$4,158,371
Total Consumer Staples		13,559,974

Energy - 5.9%
Integrated Oil & Gas - 2.6%
Exxon Mobil Corp.	38,267	5,905,746

Oil & Gas Exploration & Production - 2.0%
EOG Resources, Inc.	32,017	4,500,630

Oil & Gas Storage & Transportation - 1.3%
Williams Cos., Inc.	36,317	2,771,350
Total Energy		13,177,726

Financials - 9.1%
Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corp.	26,878	3,611,597

Financial Exchanges & Data - 3.0%
Moody's Corp.	8,077	3,730,363
S&P Global, Inc.	7,197	3,103,562
		6,833,925
Life & Health Insurance - 1.5%
Globe Life, Inc.	22,327	3,445,056

Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (a)	7,395	3,502,272

Transaction & Payment Processing Services - 1.4%
Mastercard, Inc. - Class A	6,294	3,165,378
Total Financials		20,558,228

Health Care - 5.5%
Pharmaceuticals - 5.5%
Johnson & Johnson	28,113	6,461,773
Novartis AG - ADR	40,093	5,927,750
Total Health Care		12,389,523

Industrials - 21.3%
Aerospace & Defense - 8.4%
General Electric Co.	19,078	5,531,285

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Howmet Aerospace, Inc.	18,604	$4,521,516
Lockheed Martin Corp.	8,338	4,318,834
Rolls-Royce Holdings PLC - ADR	131,384	2,120,538
RTX Corp.	13,961	2,458,113
		18,950,286
Building Products - 1.3%
Johnson Controls International PLC	20,394	2,978,136

Cargo Ground Transportation - 1.7%
Old Dominion Freight Line, Inc.	17,953	3,813,756

Construction & Engineering - 6.4%
Comfort Systems USA, Inc.	2,090	3,846,122
EMCOR Group, Inc.	11,810	10,530,623
		14,376,745
Construction Machinery & Heavy Transportation Equipment - 2.1%
PACCAR, Inc.	40,024	4,754,851

Diversified Support Services - 0.7%
Copart, Inc. (a)	48,848	1,617,357

Trading Companies & Distributors - 0.7%
WW Grainger, Inc.	1,240	1,440,074
Total Industrials		47,931,205

Information Technology - 25.8% (b)
Communications Equipment - 1.8%
Ciena Corp. (a)	7,800	4,115,124

Semiconductor Materials & Equipment - 6.0%
ASML Holding NV	4,863	6,997,808
Teradyne, Inc.	19,108	6,563,025
		13,560,833
Semiconductors - 6.0%
NVIDIA Corp.	44,948	8,970,272
QUALCOMM, Inc.	25,526	4,583,959
		13,554,231
Systems Software - 2.1%
Microsoft Corp.	11,597	4,729,025

Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	18,324	4,972,217
Sandisk Corp. (a)	4,910	5,383,864

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Seagate Technology Holdings PLC	7,916	$5,332,534
Western Digital Corp.	15,026	6,529,098
		22,217,713
Total Information Technology		58,176,926

Materials - 1.2%
Specialty Chemicals - 1.2%
Albemarle Corp.	13,310	2,618,077
TOTAL COMMON STOCKS (Cost $175,534,745)		221,329,748

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Real Estate - 1.4%
Health Care REITs - 1.4%
Welltower, Inc.	14,777	3,211,633
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,317,274)		3,211,633

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	628,697	628,697
TOTAL MONEY MARKET FUNDS (Cost $628,697)		628,697

TOTAL INVESTMENTS - 100.0% (Cost $178,480,716)		$225,170,078
Other Assets in Excess of Liabilities - 0.0% (d)		85,413
TOTAL NET ASSETS - 100.0%		$225,255,491

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

YOKE CORE ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Yoke Core ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$221,329,748	$—	$—	$221,329,748
Real Estate Investment Trusts	3,211,633	—	—	3,211,633
Money Market Funds	628,697	—	—	628,697
Total Investments	$225,170,078	$—	$—	$225,170,078

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.